Business Acquisition (Tables)	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Schedule of Estimated Consideration Transferred in Acquisition	The consideration transferred in the acquisition was as follows:
Upfront consideration	$1,177,779
Liabilities assumed	878,565
Total	$2,056,343

Schedule of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the fair values of the assets acquired and liabilities assumed at the date of acquisition:

Cash and cash equivalents	$30,408
Accounts receivable	277,338
Property and equipment, net	272,554
Customer list	102,422
Goodwill	1,373,621
Total assets acquired	2,056,344
Accounts payable	(112,590)
Debt assumed	(590,657)
Earn-out liability	(175,318)
Total liabilities assumed	(878,565)
Total net assets acquired	$1,177,779

Schedule of Intangible Assets Acquired, Preliminary Estimated Useful Lives and Amortization

A summary of identifiable intangible assets acquired, useful lives and amortization method is as follows:

Useful Life in	Amount	Years	Amortization Method
Customer List	$102,422	5	Straight Line
Total	$102,422

Schedule of Pro Forma Financial Information

Pro forma financial information is presented for informational purposes and is not indicative of the results of operations that would have been achieved if the acquisitions had taken place as of the beginning of 2017.

	Year Ended December 31, 2018	Year Ended December 31, 2017
Revenues	$7,755,567	$8,533,972
Net loss	(549,235)	(83,468)
Net loss per share:
Basic	(0.07)	(0.01)
Diluted	(0.07)	(0.01)